Leases - Schedule of Lease Expenses and Other Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease, Cost [Abstract]
Amortization of right-of-use assets	$ 171,543	$ 157,428	$ 182,543
Accretion of lease liabilities	12,780	15,870
Total operating lease expense	184,323	173,298
Short term lease expenses	143,880	129,069
Total operating lease expenses	184,323	173,298
Operating lease expenses	328,203	302,367
Operating cash flows used in operating lease	186,958	170,912
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 180,208
Weighted-average remaining lease term – operating	2 years	2 years
Weighted average discount rate – operating	5.625%	5.625%